Acquisition (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 10, 2020 USD ($)	Jan. 10, 2020 CNY (¥)	Jan. 10, 2020 USD ($)	Dec. 31, 2021 shares	Dec. 29, 2021	Dec. 31, 2020 shares	May 07, 2020
Acquisition (Details) [Line Items]
intangible assets amortized term		3 years	3 years
First portion of earn-out shares | shares				540,960		540,960
Minimum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term				5 years
Maximum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term				10 years
Business Combination [Member]
Acquisition (Details) [Line Items]
Acquire equity interest rate				100.00%	100.00%		100.00%
Cash consideration		¥ 200	$ 31
Business Combination [Member] | Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) [Member]
Acquisition (Details) [Line Items]
Acquire equity interest rate		100.00%	100.00%
Business Combination [Member] | BeeLive [Member]
Acquisition (Details) [Line Items]
Acquire equity interest rate	100.00%
Business Combination [Member] | Tianjin Guangju Dingfei Technology Co., Ltd. [Member]
Acquisition (Details) [Line Items]
Acquire equity interest rate	100.00%
BeeLive [Member]
Acquisition (Details) [Line Items]
Cash consideration | $	$ 7,400
Business combination of description	(i) a cash consideration of RMB50.0 million (US$7.4 million) and (ii) RMB250.0 million in Class A ordinary shares (approximately 5.4 million Class A ordinary shares) to be issued by the Company. 30% of share consideration payments are subject to certain performance conditions (i.e. earn-out provisions as discussed below) and requirements over the following three years (earn-out arrangement). The fair value of purchase price including the consideration for earn-out arrangement was RMB264,755, based on a valuation performed by an independent valuation firm engaged by the Company. Tianjin Guangju Dingfei Technology Co., Ltd. subsequently changed its name to Sixiang Mifeng (Tianjin) Technology Co. and Sciscape International Limited changed its name to Scienjoy BeeLive Limited (together “BeeLive”).